Provisions, income tax liabilities and other liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Gains/(losses) on financial assumptions	€ (654)	€ (686)	[1]	€ 267	[1]
France
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	156	106		(23)
Gains/(losses) on experience adjustments	(120)	60		28
Gains/(losses) on demographic assumptions	0	0		9
Gains/(losses) on financial assumptions	276	46		(60)
Germany
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	205	113		(121)
Gains/(losses) on experience adjustments	(620)	182		76
Gains/(losses) on demographic assumptions	0	0		0
Gains/(losses) on financial assumptions	825	(69)		(197)
US
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	382	156		(22)
Gains/(losses) on experience adjustments	(287)	23		214
Gains/(losses) on demographic assumptions	129	51		(42)
Gains/(losses) on financial assumptions	540	82		(194)
UK
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising during the period	(131)	237		(115)
Gains/(losses) on experience adjustments	(1,328)	35		341
Gains/(losses) on demographic assumptions	54	125		(14)
Gains/(losses) on financial assumptions	€ 1,143	€ 77		€ (442)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.